Share capital - Additional information (Detail)		12 Months Ended
	Sep. 14, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares options	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($)	Jan. 31, 2017
Statement [Line Items]
Proceeds from issuance of common shares – private placement		$ 120,000	$ 46,000	$ 165,000
Weighted average fair value at measurement date, share options granted					$ 0.24	$ 0.20	$ 0.30
Number of shares issued | shares					186,530,002	175,470,074
Exercise price of outstanding Warrants	0.60%
Exercise price of outstanding Warrants Term	3 years
Percentage to Acquire of Issued and Outstanding Shares								10.00%
Share Purchase Warrant [Member]
Statement [Line Items]
Par value per share | $ / shares	$ 0.60
Number of shares issued | shares	5,139,000
Deferred Share Unit Plan [Member]
Statement [Line Items]
Allocated Share Based Payment Transactions		$ 179,193
Number of deferred share unit ,vested | shares		0
Deferred Share Unit Plan [Member] | Directors And Executives [Member]
Statement [Line Items]
Number of deferred share unit ,vested | shares		0
Post Arrangement [Member]
Statement [Line Items]
Weighted average fair value at measurement date for warrants | $ / shares					$ 0.12
Post Arrangement [Member] | Deferred Share Unit Plan [Member]
Statement [Line Items]
Weighted average fair value at measurement date for warrants | $ / shares					$ 0.51
Related parties [member]
Statement [Line Items]
Number of share options granted in share-based payment arrangement | options		1,905,000
Allocated Share Based Payment Transactions		$ 400,000	$ 300	$ 500
Private Placements [Member] | Brokerage Fee [Member]
Statement [Line Items]
Proceeds from issuance of common shares – private placement	$ 4,300,000
Finder Fee	$ 86,000
Percentage of brokerage fee equal to issue of subscription shares	5.00%
Private Placements [Member] | Two Tranches [Member]
Statement [Line Items]
Par value per share | $ / shares	$ 0.43
Proceeds from issuance of common shares – private placement	$ 4,400,000
Number of shares issued | shares	10,278,000